Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 46,700	$ 780,292
Prepaid expenses	583,532	747,842
Advance to related parties	25,000
Total Current Assets	655,232	1,528,134
Cash and marketable securities held in Trust Account	287,534,744	287,491,254
TOTAL ASSETS	288,189,976	289,019,388
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities – accounts payable and accrued expenses	2,561,750	106,477
Warrant liability	29,205,001	22,862,501
Deferred underwriting fee payable	10,062,500	10,062,500
Total Liabilities	41,829,251	33,031,478
Commitments
Class A common stock subject to possible redemption	287,500,000	250,987,908
Stockholders’ Equity
Preferred stock, value
Additional paid-in capital	24,138	6,650,386
Accumulated deficit	(41,164,371)	(1,651,707)
Total Stockholders’ Equity (Deficit)	41,139,275	5,000,002
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	288,189,976	289,019,388
Class A common stock
Stockholders’ Equity
Common stock, value		365
Total Stockholders’ Equity (Deficit)		365
Class B common stock
Stockholders’ Equity
Common stock, value	383	383
Total Stockholders’ Equity (Deficit)	383	383
Class C common stock
Stockholders’ Equity
Common stock, value	575	575
Total Stockholders’ Equity (Deficit)	$ 575	$ 575